Others, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Others, net
Gains from business and investment disposals	$ 192,025	¥ 1,320,266	¥ 74,965	¥ 1,232,853
Government financial incentives		614,658	843,447	721,564
Impairment of investments	(86,268)	(593,138)	(139,823)	(542,946)
Foreign exchange gains/(losses), net	(27,997)	(192,491)	213,482	(143,125)
Loss from fair value change of long-term investments	(220,054)	(1,512,979)
Others		458,859	324,337	275,030
Total	$ 13,843	¥ 95,175	¥ 1,316,408	¥ 1,543,376